May 31, 2024
T. Rowe Price Corporate Income Fund, Inc.
Supplement to Prospectus and Summary Prospectus dated August 1, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in corporate debt securities.

Effective August 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations.